INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES	9. INVENTORIES The components of inventories at December 31 were as follows:
	2012	2011

Electronic components	$7,206	$4,826
Finished goods	5,469	11,342
	$12,675	$16,168